ACCRUED EXPENSES (Tables)	12 Months Ended
Dec. 31, 2017
Payables And Accruals [Abstract]
Accrued Expenses

Accrued expenses consist of the following:

	December 31
(in US$ thousands)	2016	2017
Accrued advertising expenses	$1,961	$371
Accrued professional fees	765	580
Accrued royalties	350	502
Accrued director compensation and liability insurance	272	256
Other	480	449
	$3,828	$2,158